Income Taxes (Table) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Jun. 07, 2019	Dec. 31, 2018
Liability, balance	$ 10,572	$ 10,448	$ 0
Additions related to the current period	$ 124